ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 1,325,333	$ 614,556
Less: allowances for doubtful accounts	(206,857)	(10,796)
Accounts receivable, net	$ 1,118,476	$ 603,760